Borrowings - Aggregate maturities of the long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Aggregate maturities of the above long-term borrowings
Nine months ending March 31, 2023	¥ 29,130
2024	0	¥ 29,130
2025	500
2026	200	500
2026		200
2027 and thereafter		1,300
2027 and thereafter	1,300
Total	¥ 31,130	¥ 31,130